FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
             REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-00334
                                    ---------

                   FRANKLIN CAPITAL GROWTH FUND
                   ----------------------------
        (Exact name of registrant as specified in charter)

          ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          ----------------------------------------------
      (Address of principal executive offices) (Zip code)

   CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
   -------------------------------------------------------------
              (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  6/30
                          ----

Date of reporting period:  3/31/07
                           -------



ITEM 1. SCHEDULE OF INVESTMENTS.


Franklin Capital Growth Fund

QUARTERLY STATEMENT OF INVESTMENTS
MARCH 31, 2007

--------------------------------------------------------------------------------

CONTENTS

Statement of Investments ....................................................  3

Notes to Statement of Investments ...........................................  6

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                        FRANKLIN o Templeton o Mutual Series


                                          Quarterly Statement of Investments | 1
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Franklin Capital Growth Fund

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                       COUNTRY           SHARES          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS 96.0%
    COMMERCIAL SERVICES 0.5%
    Moody's Corp. ..............................................................     United States       107,300    $    6,659,038
                                                                                                                    --------------
    COMMUNICATIONS 7.1%
    Alltel Corp. ...............................................................     United States       357,800        22,183,600
    America Movil SAB de CV, L, ADR ............................................        Mexico           527,600        25,214,004
  a American Tower Corp., A ....................................................     United States       778,400        30,318,680
  a Clearwire Corp., A .........................................................     United States        86,800         1,776,796
    Rogers Communications Inc., B ..............................................        Canada           751,200        24,588,868
                                                                                                                    --------------
                                                                                                                       104,081,948
                                                                                                                    --------------
    CONSUMER DURABLES 2.8%
  a Electronic Arts Inc. .......................................................     United States       390,500        19,665,580
    Harman International Industries Inc. .......................................     United States       223,400        21,464,272
                                                                                                                    --------------
                                                                                                                        41,129,852
                                                                                                                    --------------
    CONSUMER NON-DURABLES 2.8%
    PepsiCo Inc. ...............................................................     United States       293,600        18,661,216
    The Procter & Gamble Co. ...................................................     United States       353,200        22,308,112
                                                                                                                    --------------
                                                                                                                        40,969,328
                                                                                                                    --------------
    CONSUMER SERVICES 5.6%
    Carnival Corp. .............................................................     United States       604,600        28,331,556
    International Game Technology ..............................................     United States       478,900        19,337,982
  a National CineMedia Inc. ....................................................     United States       141,500         3,778,050
    Starwood Hotels & Resorts Worldwide Inc. ...................................     United States       177,900        11,536,815
    The Walt Disney Co. ........................................................     United States       557,290        19,187,495
                                                                                                                    --------------
                                                                                                                        82,171,898
                                                                                                                    --------------
    ELECTRONIC TECHNOLOGY 16.6%
  a Agilent Technologies Inc. ..................................................     United States       652,000        21,965,880
    The Boeing Co. .............................................................     United States       196,600        17,479,706
  a Cisco Systems Inc. .........................................................     United States     1,547,500        39,507,675
  a Dell Inc. ..................................................................     United States       607,100        14,090,791
    Harris Corp. ...............................................................     United States       362,700        18,479,565
    Intel Corp. ................................................................     United States       944,500        18,068,285
  a Juniper Networks Inc. ......................................................     United States       562,300        11,066,064
    KLA-Tencor Corp. ...........................................................     United States       441,600        23,546,112
  a Network Appliance Inc. .....................................................     United States       417,200        15,236,144
    Nokia Corp., ADR ...........................................................        Finland          998,600        22,887,912
    QUALCOMM Inc. ..............................................................     United States       665,300        28,381,698
  a Sun Microsystems Inc. ......................................................     United States     1,908,900        11,472,489
                                                                                                                    --------------
                                                                                                                       242,182,321
                                                                                                                    --------------
    ENERGY MINERALS 4.7%
    ConocoPhillips .............................................................     United States       326,700        22,329,945
    Devon Energy Corp. .........................................................     United States       296,700        20,537,574
    Peabody Energy Corp. .......................................................     United States       424,800        17,093,952
a,b Petroplus Holdings AG, 144A ................................................      Switzerland        112,200         7,984,944
                                                                                                                    --------------
                                                                                                                        67,946,415
                                                                                                                    --------------


                                          Quarterly Statement of Investments | 3

Franklin Capital Growth Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                       COUNTRY           SHARES          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  FINANCE 13.4%
  AFLAC Inc. ...................................................................     United States       438,600    $   20,640,516
a Berkshire Hathaway Inc., A ...................................................     United States           230        25,067,700
  BlackRock Inc. ...............................................................     United States       111,800        17,475,458
  Brown & Brown Inc. ...........................................................     United States       524,500        14,187,725
  Capital One Financial Corp. ..................................................     United States       232,700        17,559,542
  Citigroup Inc. ...............................................................     United States       482,900        24,792,086
a E*TRADE Financial Corp. ......................................................     United States       797,900        16,931,438
  Merrill Lynch & Co. Inc. .....................................................     United States       122,100         9,971,907
  SLM Corp. ....................................................................     United States       467,600        19,124,840
  Washington Mutual Inc. .......................................................     United States       285,600        11,532,528
  Wells Fargo & Co. ............................................................     United States       542,000        18,661,060
                                                                                                                    --------------
                                                                                                                       195,944,800
                                                                                                                    --------------
  HEALTH SERVICES 2.6%
  IMS Health Inc. ..............................................................     United States       554,200        16,437,572
a WellPoint Inc. ...............................................................     United States       264,400        21,442,840
                                                                                                                    --------------
                                                                                                                        37,880,412
                                                                                                                    --------------
  HEALTH TECHNOLOGY 10.9%
a Amgen Inc. ...................................................................     United States       125,300         7,001,764
a Celgene Corp. ................................................................     United States       321,300        16,855,398
a Genentech Inc. ...............................................................     United States       134,500        11,045,140
  Johnson & Johnson ............................................................     United States       325,610        19,621,258
  Roche Holding AG, ADR ........................................................      Switzerland        455,200        40,259,986
  Schering-Plough Corp. ........................................................     United States       821,900        20,966,669
  Teva Pharmaceutical Industries Ltd., ADR .....................................         Israel          317,900        11,898,997
a Varian Medical Systems Inc. ..................................................     United States       285,200        13,601,188
  Wyeth ........................................................................     United States       359,100        17,965,773
                                                                                                                    --------------
                                                                                                                       159,216,173
                                                                                                                    --------------
  INDUSTRIAL SERVICES 2.1%
  Halliburton Co. ..............................................................     United States       512,600        16,269,924
a National-Oilwell Varco Inc. ..................................................     United States       183,000        14,235,570
                                                                                                                    --------------
                                                                                                                        30,505,494
                                                                                                                    --------------
  PROCESS INDUSTRIES 1.3%
  Bunge Ltd. ...................................................................     United States       222,800        18,318,616
                                                                                                                    --------------
  PRODUCER MANUFACTURING 6.4%
  3M Co. .......................................................................     United States       339,500        25,947,985
  Danaher Corp. ................................................................     United States       260,900        18,641,305
  Tyco International Ltd. ......................................................     United States       563,900        17,791,045
  United Technologies Corp. ....................................................     United States       472,500        30,712,500
                                                                                                                    --------------
                                                                                                                        93,092,835
                                                                                                                    --------------


4 | Quarterly Statement of Investments

Franklin Capital Growth Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                        COUNTRY          SHARES          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  RETAIL TRADE 6.0%
  CVS/Caremark Corp. ...........................................................     United States       704,000    $   24,034,560
  Lowe's Cos. Inc. .............................................................     United States       587,300        18,494,077
  Staples Inc. .................................................................     United States       342,700         8,855,368
  Target Corp. .................................................................     United States       192,100        11,383,846
  Wal-Mart Stores Inc. .........................................................     United States       512,800        24,075,960
                                                                                                                    --------------
                                                                                                                        86,843,811
                                                                                                                    --------------
  TECHNOLOGY SERVICES 6.1%
a Adobe Systems Inc. ...........................................................     United States       491,700        20,503,890
a Google Inc., A ...............................................................     United States        28,600        13,103,376
  Microsoft Corp. ..............................................................     United States     1,076,000        29,988,120
  Paychex Inc. .................................................................     United States       539,900        20,446,013
a Yahoo! Inc. ..................................................................     United States       149,800         4,687,242
                                                                                                                    --------------
                                                                                                                        88,728,641
                                                                                                                    --------------
  TRANSPORTATION 3.9%
  C.H. Robinson Worldwide Inc. .................................................     United States       284,600        13,589,650
  Expeditors International of Washington Inc. ..................................     United States       306,700        12,672,844
  FedEx Corp. ..................................................................     United States       160,400        17,231,772
  Southwest Airlines Co. .......................................................     United States       945,500        13,898,850
                                                                                                                    --------------
                                                                                                                        57,393,116
                                                                                                                    --------------
  UTILITIES 3.2%
  International Power PLC ......................................................    United Kingdom     3,313,800        25,852,066
  Public Service Enterprise Group Inc. .........................................     United States       259,500        21,548,880
                                                                                                                    --------------
                                                                                                                        47,400,946
                                                                                                                    --------------
  TOTAL COMMON STOCKS (COST $1,151,601,223) ....................................                                     1,400,465,644
                                                                                                                    --------------
  SHORT TERM INVESTMENT (COST $60,125,120) 4.1%
  MONEY MARKET FUND 4.1%
c Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.99% .........     United States    60,125,120        60,125,120
                                                                                                                    --------------
  TOTAL INVESTMENTS (COST $1,211,726,343) 100.1% ...............................                                     1,460,590,764
  OTHER ASSETS, LESS LIABILITIES (0.1)% ........................................                                        (1,466,930)
                                                                                                                    --------------
  NET ASSETS 100.0% ............................................................                                    $1,459,123,834
                                                                                                                    ==============

SELECTED PORTFOLIO ABBREVIATIONS

ADR - American Depository Receipt

a     Non-income producing for the twelve months ended March 31, 2007.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. At March 31, 2007, the value of this security was $7,984,944, representing 0.55% of net assets.

c The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.


 Quarterly Statement of Investments | See Notes to Statement of Investments. | 5

Franklin Capital Growth Fund

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Franklin Capital Growth Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company.

2. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.


6 | Quarterly Statement of Investments

Franklin Capital Growth Fund

3. INCOME TAXES

At March 31, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ................................   $1,215,402,425
                                                       ==============

Unrealized appreciation ............................   $  267,702,584
Unrealized depreciation ............................      (22,514,245)
                                                       --------------
Net unrealized appreciation (depreciation) .........   $  245,188,339
                                                       ==============

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                                          Quarterly Statement of Investments | 7


ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


ITEM 3. EXHIBITS.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN CAPITAL GROWTH FUND

By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    May 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    May 24, 2007


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date    May 24, 2007


                                Exhibit A




I, Jimmy D. Gambill, certify that:

      1. I have  reviewed  this  report on Form N-Q of FRANKLIN  CAPITAL  GROWTH
FUND;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

May 24, 2007


/S/JIMMY D. GAMBILL
Jimmy D. Gambill
Chief Executive Officer - Finance and Administration















I, Galen G. Vetter, certify that:

      1. I have  reviewed  this  report on Form N-Q of FRANKLIN  CAPITAL  GROWTH
FUND;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

May 24, 2007

/S/GALEN G. VETTER
Galen G. Vetter
Chief Financial Officer